Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenue		$ 950	$ 11,995	$ 37,333
Cost of revenues		(356)	(9,327)	(49,014)
Gross profit (loss)		594	2,668	(11,681)
Operating expenses:
General and administrative expenses		(156,964)	(90,956)	(168,971)
Selling expenses		(676)	(2,609)	(6,908)
Research and development expenses		(64)	(4,479)	(24,434)
Total operating expenses		(157,704)	(98,044)	(200,313)
Loss from operations		(157,110)	(95,376)	(211,994)
Other loss:
Other income (expenses), net		2,006	(22,840)	(18,482)
Interest expenses, net		(9,802)	(2,691)	(3,248)
Financial expenses			(36,137)	(30,000)
Impairment of property and equipment				(3,183)
Loss of impairment on investments			(15,918)
Changes in fair value of warrant liabilities		(35)	236	212
Change in fair value of convertible notes		(2,626)
Total other loss		(10,457)	(77,350)	(54,701)
Loss before income tax provision		(167,567)	(172,726)	(266,695)
Income tax provision
Net loss		(167,567)	(172,726)	(266,695)
Less: Net loss contributed to noncontrolling interests		(225)	(191)	(1,401)
Net loss attributable to Robo.ai’ s shareholders		(167,342)	(172,535)	(265,294)
Other comprehensive (loss) gain
Foreign currency translation (loss) gain		(1,701)	225	(1,545)
Total comprehensive loss		$ (169,268)	$ (172,501)	$ (268,240)
Loss per ordinary share attributable to shareholders
Basic (in Dollars per share)		$ (10.59)	$ (11.81)	$ (18.5)
Diluted (in Dollars per share)		$ (10.59)	$ (11.81)	$ (18.5)
Weighted average number of ordinary shares outstanding*
Basic (in Shares)	[1]	15,795,362	14,609,985	14,340,340
Diluted (in Shares)	[1]	15,795,362	14,609,985	14,340,340

[1]	Earnings per share have been retrospectively restated to reflect the effect of reverse stock split effective on April 1, 2026 (see Note 28).